STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 7,969	$ 6,219	$ 5,446
Total unrecognized compensation cost				$ 8,500
Unrecognized compensation cost, period for recognition (in years)	1 year 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Options outstanding at end of year	37,856	62,410		37,856
Number of Shares Available for Grant				1,513,826
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	62,410
Granted (in shares)	0	0	0
Exercised (in shares)	(24,554)
Forfeited or expired (in shares)	0
Outstanding at end of year (in shares)	37,856	62,410
Exercised (in shares)				37,856
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 9.08
Weighted average exercise price, granted (in dollars per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Weighted average exercise price, exercised (in dollars per share)	$ 8.37
Weighted average exercise price, forfeited or expired (in dollars per share)	0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 9.54	$ 9.08
Weighted average exercise price, Exercisable (in dollars per share)				$ 9.54
Weighted average remaining contractual term, outstanding at end of year (in years)	3 years 1 month 13 days
Weighted average remaining contractual life, exercisable at end of year (in years)	3 years 1 month 13 days
Aggregate intrinsic value, outstanding at end of year				$ 602
Aggregate intrinsic value, exercisable at end of year				$ 602
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised	$ 462	$ 734	$ 1,533
Proceeds from exercise of stock options	90	284	341
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	1,844	1,439	1,991
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value	$ 7,400	$ 5,600	$ 5,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	462,446	468,372	648,817
Number of shares granted	395,023	303,930	234,529
Number of shares vested	(295,633)	(267,031)	(307,825)
Number of shares forfeited	(31,267)	(42,825)	(107,149)
Number of shares nonvested at end of year	530,569	462,446	468,372
Weighted average of shares fair value, nonvested at beginning of year	$ 26.39	$ 21.63	$ 17.82
Weighted average of shares fair value granted	26.55	28.94	27.36
Weighted average of shares fair value vested	24.94	20.94	18.12
Weighted average of shares fair value forfeited	28.63	26.38	21.18
Weighted average of shares fair value, nonvested at end of year	$ 27.19	$ 26.39	$ 21.63